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                                                                         497(j)

                               October 31, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen American Capital Equity Trust--
        Rule 497(j) Filing (File Nos. 33-8122 and 811-4805)

Ladies and Gentlemen:

        Van Kampen American Capital Equity Trust (the "Registrant"), filed via EDGAR on October 28, 1997, a copy of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectuses and statements of additional information for Van Kampen American Capital Aggressive Growth Fund, Van Kampen American Capital Great American Companies Fund, Van Kampen American Capital Growth Fund, Van Kampen American Capital Prospector Fund, Van Kampen American Capital Utility Fund and Van Kampen American Capital Value Fund, each a separate series of the Registrant, contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

        Should the staff have any questions regarding the foregoing, please contact me at (708) 634-6774.


                                                Very truly yours,


                                                /s/ Nicholas Dalmaso
                                                -------------------------
                                                Nicholas Dalmaso
                                                Assistant Secretary